Document and Entity Information	9 Months Ended
Sep. 30, 2024
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2024
Entity Registrant Name	iQIYI, Inc.
Entity Central Index Key	0001722608
Current Fiscal Year End Date	--12-31
Entity File Number	001-38431
Entity Address, Address Line One	4/F, iQIYI Youth Center Yoolee Plaza
Entity Address, Address Line Two	No. 21, North Road of Workers’ Stadium, Chaoyang District
Entity Address, City or Town	Beijing
Entity Address, Country	CN
Entity Address, Postal Zip Code	100027